Summary of Significant Accounting Policies - Additional Information (Details)		3 Months Ended		12 Months Ended	18 Months Ended
	Oct. 09, 2020 USD ($)	Mar. 31, 2021 USD ($) Class shares	Mar. 31, 2020 Class	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares
Significant Accounting Policies [Line Items]
Cash equivalents		$ 0		$ 0	$ 0
Federal depository insurance coverage		250,000		250,000	250,000
Minimum threshold limit for net tangible assets				5,000,001	5,000,001
Stock-based compensation expense		0
Accrued interest and penalties		0		0	0
Class A ordinary shares subject to possible redemption; 45,000,000 shares at a redemption value of $10.00 per share		$ 450,012,700		$ 450,005,937	450,005,937
Number of classes of ordinary shares | Class		2	1
Founders Shares
Significant Accounting Policies [Line Items]
Stock-based compensation expense					$ 0
IPO
Significant Accounting Policies [Line Items]
Newly issued shares | shares				45,000,000
IPO | Warrant
Significant Accounting Policies [Line Items]
Offering costs	$ 752,751
Class A Ordinary Shares
Significant Accounting Policies [Line Items]
Temporary equity, shares issued | shares				2,046,599	2,046,599
Class A Ordinary Shares | Maximum
Significant Accounting Policies [Line Items]
Aggregate warrants | shares		36,333,333		36,333,333	36,333,333
Class A Ordinary Shares | IPO
Significant Accounting Policies [Line Items]
Newly issued shares | shares		45,000,000		45,000,000
Offering costs		$ 1,094,456		$ 1,094,456
Offering costs, underwriter discount and deferred discount charged to temporary equity				25,091,705
Offering costs, related to issuance and sale of warrants				$ 752,751
Class A ordinary shares subject to possible redemption; 45,000,000 shares at a redemption value of $10.00 per share		$ 25,091,705